Condensed Financial Information of Cadence Bancorporation (Parent Only) - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Interest-bearing deposits with banks	$ 515,556	$ 199,747		$ 316,473
Other assets	80,965	84,806		53,972
Total Assets	10,502,261	9,530,888	$ 9,444,010	8,811,511
Liabilities:
Senior debt	184,557	193,788		193,085
Subordinated debt	98,627	98,441		98,171
Junior subordinated debentures	36,353	35,989		35,449
Other liabilities	87,628	101,929		67,407
Total liabilities	9,161,413	8,450,390		7,757,303
Shareholder's Equity:
Common Stock	836	750		750
Additional paid-in capital	1,036,585	879,665		879,578
Retained earnings	320,276	232,614		166,840
Accumulated other comprehensive (loss) income ("OCI")	(16,849)	(32,531)		7,040
Total Shareholders' Equity	1,340,848	1,080,498		1,054,208	$ 1,014,337	$ 1,003,506
Total Liabilities and Shareholders' Equity	$ 10,502,261	9,530,888		8,811,511
Cadence Bancorporation
ASSETS
Interest-bearing deposits with banks		50,330		47,756
Investment in consolidated bank subsidiary		1,315,336		1,291,053
Investment in consolidated nonbank subsidiaries		14,881		14,225
Other assets		7,381		7,753
Total Assets		1,387,928		1,360,787
Liabilities:
Interest payable		810		912
Senior debt		193,788		193,085
Subordinated debt		73,788		73,573
Junior subordinated debentures		35,989		35,449
Other liabilities		3,055		3,560
Total liabilities		307,430		306,579
Shareholder's Equity:
Common Stock		10		10
Additional paid-in capital		880,405		880,318
Retained earnings		232,614		166,840
Accumulated other comprehensive (loss) income ("OCI")		(32,531)		7,040
Total Shareholders' Equity		1,080,498		1,054,208
Total Liabilities and Shareholders' Equity		$ 1,387,928		$ 1,360,787